Interest Rate Swap Agreements (Tables)	12 Months Ended
Dec. 31, 2014
Interest Rate Swap Agreements
Table summarizing interest rate swaps

Notional	Fixed	Effective	Maturity	Fair Value Asset (Liability) at December 31,
Value	Rate	Date	Date	2014	2013
$ 25,631,841	3.91%	8/29/2012	8/29/2016	$—	$(193,101)
44,410,270	4.16	8/1/2012	5/31/2018	—	381,621
20,469,463	4.28	11/1/2013	5/31/2018	—	73,940
70,000,000	4.02	12/24/2014	12/24/2018	(289,808)	—
				$(289,808)	$262,460

Table summarizing results of sensitivity analysis

		Effects of Change in Interest Rates
Date Entered	Maturity Date	+50 Basis Points	-50 Basis Points	+100 Basis Points	-100 Basis Points
December 2014	12/24/2018	$1,004,382	$(1,637,365)	$2,295,647	$(2,924,701)